Income Tax- Additional Information (Detail) - ARS ($) $ in Thousands					12 Months Ended
	Jul. 23, 2021	Jun. 16, 2021	Oct. 24, 2019	Jan. 01, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [line items]
Effective income tax rate					4.90%	33.30%	38.40%
Tax rate effect of adjustments for current tax of prior periods								100.00%
Variation of internal rate denominated IPC				30.00%		15.00%		55.00%
Tax rate effect from change in tax rate				30.00%
Income tax rate for the period					35.00%	30.00%	30.00%
Banco Macro SA [member]
Disclosure Of Income Taxes [line items]
Income tax current						$ 9,933,210	$ 7,002,124
Fiscal Year 2013 To 2017 [Member] | Banco Macro SA [member]
Disclosure Of Income Taxes [line items]
Income tax refund			$ 4,782,766
Fiscal Year 2018 [Member] | Banco Macro SA [member]
Disclosure Of Income Taxes [line items]
Income tax refund			$ 5,015,451
Tax Year 2020 [Member]
Disclosure Of Income Taxes [line items]
Reimbursement of Income tax amount	$ 254,305
Tax Year 2021 [Member]
Disclosure Of Income Taxes [line items]
Income tax rate for the period		25.00%
Tax Year 2022 [Member]
Disclosure Of Income Taxes [line items]
Income tax rate for the period		30.00%
Tax Year 2023 [Member]
Disclosure Of Income Taxes [line items]
Income tax rate for the period		35.00%
Forecast [member]
Disclosure Of Income Taxes [line items]
Tax rate effect of adjustments for current tax of prior periods					100.00%